GUARANTOR SUBSIDIARIES - Narrative (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended
	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor	Sep. 07, 2012 Predecessor Parent Company (Guarantor)	Dec. 30, 2011 Predecessor Parent Company (Guarantor)	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Dec. 28, 2012 Successor Parent Company (Guarantor)	Dec. 27, 2013 Successor Parent Company (Guarantor)	Dec. 27, 2013 Guarantor Subsidiaries Interline New Jersey	Dec. 30, 2011 Senior subordinated notes Predecessor
Condensed Financial Statements, Captions [Line Items]
Subsidiary percentage ownership									100.00%
Dividends received from subsidiary issuer	$ 0	$ 0	$ 1,450	$ 26,178	$ 0	$ 0	$ 162,262	$ 32,500
Stated interest rate										8.125%